Other intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 1,880	$ 2,062
Land use right of factory land in Xinxing, Guangdong, PRC	2,239	2,325
Total	$ 4,119	$ 4,387